Statements of Changes in Net Assets Available for Benefits - EBP 20-2451671 002 [Member] - USD ($)			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Investment income:
Net appreciation in investments	$ 8,085,075	$ 7,879,149
Interest and dividends	1,994,664	1,621,453
Other income	15,672	15,635
Total investment income	10,095,411	9,516,237
Contributions:
Company	2,689,111	2,610,863
Participants	5,393,266	5,066,570
Rollovers	1,095,198	1,285,552
Total contributions	9,177,575	8,962,985
Total additions	19,272,986	18,479,222
Deductions
Benefits paid to participants and beneficiaries	7,612,675	4,457,277
Plan expenses	172,463	145,880
Total deductions	7,785,138	4,603,157
Net increase in net assets available for benefits	11,487,848	13,876,065
Net assets available for benefits:
Beginning of year	71,024,769	57,148,704	$ 71,024,769
End of year	$ 82,512,617	$ 71,024,769	$ 82,512,617